Financial Assets and Financial Liabilities - Summary of Maximum Exposure Loss from Continuing Involvement Derecognized Financial Assets (Details) - Financial assets at fair value through profit or loss - Subordinate debt - KRW (₩)
₩ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	₩ 1,105	₩ 10,652
Fair value of continuing involvement	1,105	10,652
Discovery 2nd Securitization Specialty Co., Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	564	5,189
Fair value of continuing involvement	564	5,189
AP 4D ABS Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	541	5,463
Fair value of continuing involvement	₩ 541	₩ 5,463